FIST1-P2 07/25

FRANKLIN INVESTORS SECURITIES TRUST
SUPPLEMENT DATED JULY 9, 2025
TO THE SUMMARY PROSPECTUS AND
PROSPECTUS DATED MARCH 1, 2025, OF
FRANKLIN CONVERTIBLE SECURITIES FUND (THE “FUND”)

Effective, September 2, 2025, the Fund will reopen to new investors. Accordingly, the first paragraph of the section titled “Franklin Convertible Securities Fund - Fund Summary” of the Fund’s Summary Prospectus and Prospectus and the first paragraph of the section titled “Your Account - Buying Shares” of the Fund’s Prospectus are hereby deleted in their entirety.

Please retain this supplement for future reference.